INVENTORIES	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
INVENTORIES

7. INVENTORIES

A summary of the Company’s inventories is as follows:

	December 31, 2025	December 31, 2024
	$	$
Mineralized material stockpiles	11,983	7,062
Concentrate inventory	30,172	11,256
Supplies inventory	15,362	14,119
Total	57,517	32,437

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

7. INVENTORIES (continued)

During the year ended December 31, 2025, the inventory recognized as cost of sales was $199,493 (2024 – $206,055), which includes production costs directly attributable to the inventory production process.

During the year ended December 31, 2025, the Company recognized through cost of sales a net realizable value write-off of inventory for $501 (2024 – $nil).